Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
October 31, 2021
URX-NPRT1-1221
1.929348.110
Common Stocks - 99.4%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 93.1%
REITs - Apartments - 11.7%
American Campus Communities, Inc.	261,256	14,034,672
American Homes 4 Rent Class A	565,587	22,962,832
Apartment Investment & Management Co. Class A	279,455	2,118,269
AvalonBay Communities, Inc.	265,732	62,893,450
Camden Property Trust (SBI)	185,648	30,279,189
Centerspace	23,175	2,346,237
Equity Residential (SBI)	672,278	58,084,819
Essex Property Trust, Inc.	124,164	42,207,069
Independence Realty Trust, Inc. (a)	201,536	4,762,296
Invitation Homes, Inc.	1,115,265	46,004,681
Mid-America Apartment Communities, Inc.	218,637	44,647,803
UDR, Inc.	569,057	31,599,735
		361,941,052
REITs - Diversified - 23.6%
Alexander & Baldwin, Inc.	145,862	3,577,995
American Finance Trust, Inc.	219,936	1,821,070
Apartment Income (REIT) Corp.	300,104	16,088,575
Apple Hospitality (REIT), Inc.	392,285	6,162,797
Armada Hoffler Properties, Inc.	135,771	1,861,420
Broadstone Net Lease, Inc. (a)	228,170	6,067,040
CatchMark Timber Trust, Inc.	128,534	1,100,251
CorePoint Lodging, Inc. (b)	132,464	2,283,679
Cousins Properties, Inc.	282,735	11,199,133
Crown Castle International Corp.	827,312	149,164,354
Digital Realty Trust, Inc.	538,615	84,998,833
Digitalbridge Group, Inc. (a)(b)	947,467	6,348,029
Duke Realty Corp.	725,451	40,799,364
EPR Properties	141,519	7,105,669
Equinix, Inc.	171,774	143,786,862
Gaming & Leisure Properties	430,612	20,880,376
Gladstone Commercial Corp.	67,358	1,472,446
Gladstone Land Corp.	50,382	1,115,457
Global Net Lease, Inc.	146,258	2,343,053
Lamar Advertising Co. Class A	167,298	18,938,134
NexPoint Residential Trust, Inc.	43,421	3,075,075
One Liberty Properties, Inc.	46,574	1,455,903
Outfront Media, Inc.	284,629	7,084,416
Potlatch Corp.	133,569	6,981,652
Preferred Apartment Communities, Inc. Class A	97,545	1,230,042
PS Business Parks, Inc.	39,522	7,023,059
Safehold, Inc.	36,441	2,722,143
SBA Communications Corp. Class A	209,740	72,429,514
Store Capital Corp.	478,075	16,412,315
The GEO Group, Inc. (a)	215,416	1,762,103
Uniti Group, Inc.	458,129	6,555,826
VICI Properties, Inc. (a)	1,205,881	35,392,607
Vornado Realty Trust	306,511	13,066,564
Washington REIT (SBI)	139,485	3,535,945
WP Carey, Inc.	338,868	26,130,111
		731,971,812
REITs - Health Care - 6.9%
CareTrust (REIT), Inc.	188,484	3,911,043
Community Healthcare Trust, Inc.	52,676	2,520,020
Diversified Healthcare Trust (SBI)	500,470	1,821,711
Global Medical REIT, Inc.	139,283	2,309,312
Healthcare Realty Trust, Inc.	265,169	8,766,487
Healthcare Trust of America, Inc.	419,918	14,021,062
Healthpeak Properties, Inc.	1,027,670	36,492,562
LTC Properties, Inc.	62,752	1,999,279
Medical Properties Trust, Inc.	1,141,962	24,358,049
Physicians Realty Trust	402,139	7,644,662
Sabra Health Care REIT, Inc.	396,304	5,607,702
Universal Health Realty Income Trust (SBI)	26,160	1,490,335
Ventas, Inc.	746,777	39,855,488
Welltower, Inc.	797,522	64,120,769
		214,918,481
REITs - Health Care Facilities - 0.6%
National Health Investors, Inc.	81,062	4,359,514
Omega Healthcare Investors, Inc.	453,227	13,306,745
		17,666,259
REITs - Hotels - 2.6%
Chatham Lodging Trust (b)	115,912	1,470,923
DiamondRock Hospitality Co. (b)	396,599	3,585,255
Host Hotels & Resorts, Inc. (b)	1,351,093	22,738,895
MGM Growth Properties LLC	301,729	11,882,088
Park Hotels & Resorts, Inc. (b)	450,400	8,345,912
Pebblebrook Hotel Trust	247,872	5,567,205
RLJ Lodging Trust	311,402	4,490,417
Ryman Hospitality Properties, Inc. (b)	101,470	8,679,744
Service Properties Trust	331,558	3,570,880
Summit Hotel Properties, Inc. (b)	229,897	2,298,970
Sunstone Hotel Investors, Inc. (b)	403,382	4,977,734
Xenia Hotels & Resorts, Inc. (b)	233,290	4,152,562
		81,760,585
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	312,705	13,612,049
REITs - Management/Investment - 11.5%
American Assets Trust, Inc.	106,766	4,038,958
American Tower Corp.	871,047	245,609,124
CoreSite Realty Corp.	81,384	11,593,965
Empire State Realty Trust, Inc.	271,023	2,623,503
iStar Financial, Inc. (a)	155,665	3,928,985
Lexington Corporate Properties Trust	521,409	7,596,929
National Retail Properties, Inc.	336,879	15,280,831
Rayonier, Inc.	267,224	9,975,472
UMH Properties, Inc.	94,632	2,265,490
Weyerhaeuser Co.	1,446,312	51,662,265
		354,575,522
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	333,227	28,161,014
Sun Communities, Inc.	217,432	42,612,323
		70,773,337
REITs - Office Buildings - 0.7%
CyrusOne, Inc.	235,536	19,318,663
Office Properties Income Trust	81,021	2,075,758
		21,394,421
REITs - Office Property - 5.7%
Alexandria Real Estate Equities, Inc.	268,853	54,883,651
Boston Properties, Inc.	285,163	32,405,923
Brandywine Realty Trust (SBI)	309,525	4,101,206
City Office REIT, Inc.	129,923	2,464,639
Columbia Property Trust, Inc.	201,384	3,860,531
Corporate Office Properties Trust (SBI)	205,705	5,578,720
Douglas Emmett, Inc.	332,810	10,876,231
Easterly Government Properties, Inc.	158,884	3,341,331
Equity Commonwealth	176,493	4,576,463
Franklin Street Properties Corp.	226,357	1,018,607
Highwoods Properties, Inc. (SBI)	199,029	8,924,460
Hudson Pacific Properties, Inc.	268,293	6,908,545
JBG SMITH Properties	208,913	6,029,229
Kilroy Realty Corp.	202,026	13,612,512
Mack-Cali Realty Corp. (b)	162,078	2,948,199
Paramount Group, Inc.	290,589	2,464,195
Piedmont Office Realty Trust, Inc. Class A	231,112	4,104,549
SL Green Realty Corp. (a)	130,319	9,131,452
		177,230,443
REITs - Regional Malls - 3.3%
Simon Property Group, Inc.	631,895	92,623,169
Tanger Factory Outlet Centers, Inc. (a)	190,417	3,199,006
The Macerich Co. (a)	390,641	7,066,696
		102,888,871
REITs - Shopping Centers - 6.0%
Acadia Realty Trust (SBI)	161,227	3,447,033
Alexanders, Inc.	4,280	1,193,178
Brixmor Property Group, Inc.	576,103	13,503,854
Federal Realty Investment Trust (SBI)	135,850	16,349,548
Kimco Realty Corp.	1,132,903	25,603,608
Kite Realty Group Trust	425,727	8,642,258
Realty Income Corp.	1,061,432	75,818,088
Regency Centers Corp.	304,406	21,433,226
Retail Opportunity Investments Corp.	234,879	4,173,800
RPT Realty	206,828	2,748,744
Saul Centers, Inc.	36,049	1,672,674
Seritage Growth Properties (b)	84,426	1,300,160
SITE Centers Corp.	325,197	5,167,380
Urban Edge Properties	243,650	4,271,185
Urstadt Biddle Properties, Inc. Class A	70,626	1,387,095
		186,711,831
REITs - Single Tenant - 1.2%
Agree Realty Corp.	125,024	8,884,205
Essential Properties Realty Trust, Inc. (a)	251,634	7,496,177
Four Corners Property Trust, Inc.	143,188	4,152,452
Getty Realty Corp.	67,352	2,163,346
NETSTREIT Corp.	91,856	2,226,589
Spirit Realty Capital, Inc.	225,088	11,013,556
		35,936,325
REITs - Storage - 7.4%
CubeSmart	389,622	21,433,106
Extra Space Storage, Inc.	256,650	50,655,011
Iron Mountain, Inc.	550,602	25,129,475
Life Storage, Inc.	148,924	19,927,520
National Storage Affiliates Trust	168,220	10,507,021
Public Storage	300,677	99,878,886
		227,531,019
REITs - Warehouse/Industrial - 9.2%
Americold Realty Trust	483,512	14,249,099
EastGroup Properties, Inc.	79,906	15,803,809
First Industrial Realty Trust, Inc.	251,447	14,641,759
Industrial Logistics Properties Trust	132,523	3,722,571
Monmouth Real Estate Investment Corp. Class A	171,109	3,225,405
Prologis (REIT), Inc.	1,417,805	205,525,013
Rexford Industrial Realty, Inc.	269,951	18,140,707
Terreno Realty Corp.	135,103	9,880,082
		285,188,445
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,884,100,452
Interactive Media & Services - 1.5%
Interactive Media & Services - 1.5%
Zillow Group, Inc.:
Class A (b)	90,718	9,590,707
Class C (b)	341,759	35,416,485
		45,007,192
Real Estate Management & Development - 4.8%
Diversified Real Estate Activities - 0.2%
Five Point Holdings LLC Class A (b)	153,426	1,129,215
The RMR Group, Inc.	33,096	1,151,410
The St. Joe Co. (a)	71,831	3,377,494
		5,658,119
Real Estate Development - 0.2%
Forestar Group, Inc. (b)	59,644	1,167,233
Howard Hughes Corp. (b)	78,406	6,831,515
		7,998,748
Real Estate Operating Companies - 0.2%
FRP Holdings, Inc. (b)	7,089	405,491
Kennedy-Wilson Holdings, Inc.	233,831	5,230,799
		5,636,290
Real Estate Services - 4.2%
CBRE Group, Inc. (b)	638,023	66,405,434
Cushman & Wakefield PLC (b)	253,375	4,659,566
eXp World Holdings, Inc. (a)	129,838	6,699,641
Jones Lang LaSalle, Inc. (b)	97,055	25,062,513
Marcus & Millichap, Inc. (b)	47,546	2,239,417
Newmark Group, Inc. (a)	328,963	4,894,969
Opendoor Technologies, Inc. (b)	227,029	5,382,858
RE/MAX Holdings, Inc.	39,956	1,271,000
Realogy Holdings Corp. (b)	223,028	3,862,845
Redfin Corp. (a)(b)	185,097	9,502,880
		129,981,123
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		149,274,280
TOTAL COMMON STOCKS (Cost $2,340,653,837)		3,078,381,924

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	18,655,357	18,659,088
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	68,551,919	68,558,774
TOTAL MONEY MARKET FUNDS (Cost $87,217,862)		87,217,862

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,427,871,699)	3,165,599,786
NET OTHER ASSETS (LIABILITIES) - (2.2)% (e)	(68,607,111)
NET ASSETS - 100.0%	3,096,992,675

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	126	Dec 2021	5,356,260	66,121	66,121
CME E-mini S&P MidCap 400 Index Contracts (United States)	59	Dec 2021	16,457,460	169,421	169,421

TOTAL FUTURES CONTRACTS					235,542
The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,450,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	11,341,337	90,734,572	83,416,821	1,466	-	-	18,659,088	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	32,717,636	124,267,498	88,426,360	13,295	-	-	68,558,774	0.2%
Total	44,058,973	215,002,070	171,843,181	14,761	-	-	87,217,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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